Other payables (Details 4) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	$ 25,636	$ 18,779
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections		9,287
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	12,651	9,228
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	12,606	264
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	379
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections